Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2022
Accounting Policies [Abstract]
Summary of Changes in Forward Option and Convertible Notes Derivative Liability
The following table presents the changes in the forward option and the convertible notes derivative liability for the years ended December 31, 2022 and 2021 (in thousands):

Level 3 Rollforward	Forward Option On Prepaid Forward Contracts	Convertible Notes Derivative Liability
Balance December 31, 2020	$—	$—
Additions	—	(499)
Changes in fair value	—	(27)

Balance December 31, 2021	—	(526)
Additions	11,940	(52)
Sale of recycled shares	(41)	—
Changes in fair value	(10,170)	(602)
Reclassified to additional paid-in capital	—	1,180

Balance December 31, 2022	$1,729	$—